Separate Account VA-P of
             Allmerica Financial Life Insurance and Annuity Company

                            Separate Account VA-P of
                First Allmerica Financial Life Insurance Company

                  Supplement to Prospectuses dated May 1, 2002

                                     * * *

Effective July 29, 2002, Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company will no longer issue Pioneer C-Vision variable annuity contracts. However, existing contract Pioneer C-Vision contract Owners may continue to make additional payments under the terms of their contracts.

                                     * * *


Supplement dated July 29, 2002



Pioneer C-Vision